Interest in Other Entities (Details) - Schedule of comprehensive income - ScoutCam Inc. [Member] - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021 [1]	Dec. 31, 2021 [1]	Dec. 31, 2020	Dec. 31, 2019
Interest in Other Entities (Details) - Schedule of comprehensive income [Line Items]
Revenue	$ 24	$ 363	$ 491	$ 309
Net Loss for the period	$ (1,606)	$ (7,381)	$ (4,667)	$ (11,927)

[1]	ScoutCam was deconsolidated on March 31, 2021, and is accounted for as a material equity investee beginning on April 1, 2021 (refer to note 3C).